Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Deferred Tax Assets and Deferred Tax Liabilities
Deferred tax assets and deferred tax liabilities in the statement of financial position are as follows:

	12/31/2019	12/31/2018
Deferred tax assets
Inflation adjustment (section d) of this note)	5,438,908
Allowances for contingencies	442,055	426,794
Provisions and employee benefits	388,925	400,563
Other financial assets	373,098	1,657
Loans and other financing	270,499	1,505,777
Other	373

Total deferred tax assets	6,913,858	2,334,791

Deferred tax liabilities
Property, plant and equipment	5,108,458	4,670,610
Intangible assets	970,288	884,607
Investments in other companies	653,194	64,112
Other financial and non-financial liabilities	465,853	317,324
Other	233,224

Total deferred tax liabilities	7,431,017	5,936,653

Deferred tax liabilities	517,159	3,601,862

Schedule of Changes in Net Deferred Tax Liabilities
Changes in net deferred tax liabilities as of December 31, 2019 and 2018 are summarized as follows:

	12/31/2019	12/31/2018
Net deferred tax liabilities at beginning of year	3,601,862	2,883,370
Profit / (loss) for deferred taxes recognized in the statements of income	3,123,443	(651,670)
Other tax effects	(38,740)	(66,822)

Net deferred tax liabilities at fiscal year end	517,159	3,601,862

Schedule of Income Tax Expense in the Consolidated Financial Statements
The main items of income tax expense in the consolidated financial statements are as follows:

	12/31/2019	12/31/2018	12/31/2017
Current income tax expense (see section d) of this note)	13,163,185	11,014,273	13,137,430
(Profit) / loss for deferred taxes recognized in the statement of income	(3,123,443)	651,670	(1,604,489)
Other tax effects	38,740	66,822
Monetary effects	2,896,555	2,615,139	1,402,716

Income tax loss recorded in the statement of income	12,975,037	14,347,904	12,935,657
Income tax loss / (profit) recorded in other comprehensive income	111,791	(232,821)	45,848

	13,086,828	14,115,083	12,981,505

Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount
The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

	12/31/2019	12/31/2018	12/31/2017
Accounting Income before tax on continuing operations	33,625,684	13,266,075	22,069,122
Applicable income tax rate	30%	30%	35%

Income tax on income carrying amount	10,087,705	3,979,823	7,724,193

Net permanent differences and other tax effects (*)	(6,662,034)	218,840	(788,948)
Monetary effects	9,549,366	10,149,241	6,000,412

Total income tax	12,975,037	14,347,904	12,935,657

(*) As of December 31, 2019, includes 6,647,554 related to the inflation adjustment mentioned in section a) of this note.